Short-Term and Long-Term Bank Loans	12 Months Ended
Dec. 31, 2013
Short-term and Long-term Bank Loans [Abstract]
Short-term and Long-term Bank Loans
(12) Short-term and Long-term Bank Loans

	Interest rate per	12-31-2013		12-31-2012
Lender	annum	RMB	US$	RMB
SHORT-TERM LOANS
Bank of Communications Co., Ltd.
- May 11, 2012 to May 7, 2013	7.87%	-	-	10,000
- May 8, 2012 to April 5, 2013	7.87%	-	-	30,000
- May 9, 2012 to April 15, 2013	7.87%	-	-	35,000
- May 9, 2012 to April 26, 2013	7.87%	-	-	35,000
- April 18, 2013 to April 2, 2014	7.20%	20,000	3,304	-
- April 19, 2013 to April 11, 2014	7.20%	20,000	3,304	-
- April 23, 2013 to April 16, 2014	7.20%	25,000	4,129	-
- April 25, 2013 to April 18, 2014	7.20%	20,000	3,304	-
- May 2, 2013 to April 24, 2014	7.20%	20,000	3,304	-

LONG-TERM LOANS
Weifang Dongfang State-owned Assets Management Co., Ltd.
- October 19, 2009 to October 18, 2017	6.12%	10,000	1,652	10,000
		115,000	18,997	120,000
Less amounts classified as short-term		(105,000)	(17,345)	(110,000)
		10,000	1,652	10,000

Notes:

The Company has entered into six loan agreements with commercial banks to finance its working capital, R&D investment and construction. The weighted average interest rate of short-term bank loans outstanding as of December 31, 2013 and 2012 was 7.42% and 7.66% per annum, respectively.

The principal amounts of the above short-term loans are repayable at the end of the loan period.

The Company paid off four short-term loans totaling RMB110,000 (US$18,171) to Bank of Communications Co., Ltd. in April 2013 and then obtained five new short-term loans from Bank of Communications Co., Ltd. in April and May 2013 for a total amount of RMB105,000 (US$17,345), including: (i) RMB20,000 (US$3,304) on April 18, 2013, maturing on April 2, 2014; (ii) RMB20,000 (US$3,304) on April 19, 2013, maturing on April 11, 2014; (iii) RMB25,000 (US$4,129) on April 23, 2013, maturing on April 16, 2014; (iv) RMB20,000 (US$3,304) on April 25, 2013, maturing on April 18, 2014; and (v) RMB20,000 (US$3,304) on May 2, 2013, maturing on April 24, 2014. The annual interest rate of these bank loans is 7.20%. As of December 31, 2013 and 2012, the balance of short-term loans was RMB105,000 (US$17,345) and RMB110,000, respectively.

On November 20, 2009, we signed a long-term loan agreement of RMB10,000 (US$1,652) with Weifang Dongfang State-owned Assets Management Co., Ltd., with an eight-year loan term, which became effective on October 19, 2009 and will expire on October 18, 2017. From 2015 to 2016, the Company will make principal installment payments of RMB3,350 (US$553) per year with the remaining principal balance of RMB3,300 (US$545) due in 2017. The annual interest rate for the loan is the benchmark interest rate for over five-year loans announced by the People’s Bank of China reduced by 10% and the applicable annual interest rate for the period ended December 31, 2013 is 6.12%. The loan is guaranteed by Shandong Deqin Investment& Guarantee Co., Ltd. and is used for our projects.

Bank loans outstanding, which are all denominated in Renminbi, are secured and guaranteed as follows:

	December 31, 2013		December 31, 2012	December 31, 2011
Secured by:	RMB	US$	RMB	RMB
Property plant and equipment, Land use right	105,000	17,345	110,000	150,000
Bills receivable	-	-	-	-
Guarantee company	10,000	1,652	10,000	10,000
Restricted cash	-	-	-	18,501
	115,000	18,997	120,000	178,501

Long-term bank loans maturity for the next five years after December 31, 2013 are as follows:

	RMB	US$
Fiscal 2014	-	-
Fiscal 2015	3,350	553
Fiscal 2016	3,350	553
Fiscal 2017	3,300	546
Fiscal 2018	-	-